Related party transactions and balances	12 Months Ended
Dec. 31, 2025
Related party transactions and balances
Related party transactions and balances

25.  Related party transactions and balances

Balances with related parties at December 31 are as follows:

	2025
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	1,763	—	—	2,577
Other related parties	—	—	—	—
Total	1,763	—	—	2,577

	2024
	Receivables		Payables
	Non-Current	Current	Non-Current	Current
	US$'000	US$'000	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	1,558	—	—	2,658
Other related parties	—	—	—	6
Total	1,558	—	—	2,664

The balances with related parties arose as a result of commercial transactions (see explanation of main transactions below).

Transactions with related parties for the years ended December 31 2025, 2024 and 2023 are as follows:

	2025
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	55,994	—
Other related parties	—	9
Total	55,994	9

	2024
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Enérgya VM Gestión de la Energía, S.L.	56,238	—
Other related parties	—	202
Total	56,238	202

	2023
	Raw materials	Other
	and energy	Operating
	consumption for production	Expenses
	US$'000	US$'000
Villar Mir Energía, S.L.U.	(18)	1
Enérgya VM Gestión de la Energía, S.L.	35,980	1,137
Other related parties	—	55
Total	35,962	1,193

“Raw Materials and energy consumption for production” of the related parties from Energya VM Gestión de Energía, SLU (“Energya VM”) relates to the purchase of energy from the latter by the Company’s Europe – Manganese Alloys and Europe – Silicon Metals & Silicon Alloys segment. The agreement was assigned from Villar Mir Energía SLU to Energya VM in October 2022. The Company pays Energya VM a service charge in addition to paying for the cost of energy purchase from the market. The contracts allow for the purchase of energy from the grid at market conditions without incurring costs normally associated with operating in the complex wholesale power market, as well as to apply for fixed price arrangements in advance from Energya VM, based on the energy markets for the power, period and profile applied for. The contracts have a term of one year, with the possibility to be extended for additional one-year periods unless terminated with 30 days’ notice.

In November 2024, the Company and Mowe Eólica, a VM Energía subsidiary, entered into a PPA. Under which they will supply to Sabón 35,400 MWh/year on a pay as produced basis during 10 years from the commencement of operation of the plants which is expected in 2029.

In December 2023, the Company and Villar Mir Energía, S.L.U entered into three PPAs. Under those PPAs, VM Energía, or a VM Energía subsidiary, will supply to Sabón 285,000 MWh/year on a pay as produced basis during 10 years from the commencement of operation of the plants which is expected in 2028. One of these three PPAs was terminated in 2025 (see Note 21).

In October 2023, the Company entered into a PPA with Energya VM. Under this PPA, Energya VM supplies 30,000 MWh/year from November 1, 2023, to June 30, 2027 on a pay as produced basis (See Note 21).

In 2023, “Other operating expenses” corresponded to the payment to Energya VM that provides the energy needs of the mining facilities operated by Ferroglobe RAMSA Mining and Ferroglobe Cuarzos Industriales mining in the wholesale power market.